Taxes On Income (Schedule Of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Income before taxes as reported in the consolidated statements of income	$ 261,825	$ 246,295	$ 237,322
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical tax expense	$ 60,220	$ 56,648	$ 54,584
Tax benefit arising from reduced rate as an “Approved and Privileged Enterprise” and other tax benefits	(25,625)	(22,073)	(17,132)
Tax adjustment in respect of different tax rates for foreign subsidiaries	4,884	(1,580)	687
Changes in carry-forward losses and valuation allowances	18,675	22	927
Taxes resulting from non-deductible expenses	1,594	1,506	2,159
Difference in basis of measurement for financial reporting and tax return purposes	(18,398)	6,609	(13,775)
Taxes in respect of prior years (see Note 18D above)	(7,151)	(20,662)	(2,553)
Other differences, net	2,244	(1,056)	1,548
Actual tax expenses	$ 36,443	$ 19,414	$ 26,445
Effective tax rate	13.92%	7.88%	11.14%
Basic	$ 0.58	$ 0.50	$ 0.40